Share Capital and Treasury Shares (Tables)	12 Months Ended
Oct. 31, 2025
Share Capital and Treasury Shares [Abstract]
Schedule of Share Capital and Treasury Shares
	Class A ordinary shares		Class B ordinary shares		Total		Treasury shares
	Number of shares	Share capital	Number of shares	Share capital	Number of shares	Share capital	Number of shares	Treasury shares
		US$		US$		US$		US$
Ordinary shares of US$0.0001 each
Authorized
As of October 31, 2024 and 2025	8,000,000,000	800	2,000,000,000	200	10,000,000,000	1,000	N/A	N/A
Issued and fully paid

As of November 1, 2023	11,308,207	1	65,549,039	7	76,857,246	8	100,961	52,235
Issuance of shares (note (a))	21,485,714	2	192,307	—	21,678,021	2	(100,961)	(52,520)
Repurchases of shares (note (b))	—	—	(18,838,906)	(2)	(18,838,906)	(2)	18,838,906	447,520
Shares owned by non-wholly owned subsidiaries (note (c))	—	—	—	—	—	—	21,485,714	187,998
As of October 31, 2024	32,793,921	3	46,902,440	5	79,696,361	8	40,324,620	635,233
Issuance of shares (note (d))	46,015,379	5	-	-	46,015,379	5	(18,386,675)	(440,496)
Shares owned by non-wholly owned subsidiaries (note (d))	—	—	—	—	—	—	13,333,333	100,982
As of October 31, 2025	78,809,300	8	46,902,440	5	125,711,740	13	35,271,278	295,719
(a)	In December 2023, the Company transferred 100,961 treasury shares of the Company and issued 91,346 Class B ordinary shares to the immediate holding company at an aggregate consideration of US$100,000. In October 2024, the Company issued 21,485,714 Class A ordinary shares to TGE at the consideration of US$188,000 for the purpose of the acquisition of the controlling stake of TGE.

(b)	In December 2023 and October 2024, the Company repurchased 553,192 and 18,285,714 Class B ordinary shares from the immediate holding company, respectively, amounting to US$447,522 in aggregate.

(c)	As TGE is a subsidiary of the Company, the shares of the Company owned by TGE are then considered as treasury shares in consolidation. As of October 31, 2024, 18,838,906 Class B ordinary shares are owned by the Company and 21,485,714 Class A ordinary shares are owned by TGE and its subsidiary and both of them are classified as treasury shares in consolidation. As of October 31, 2025, 452,231 Class B ordinary shares are owned by the Company and 34,819,047 Class A ordinary shares are owned by TGE and its subsidiary and both of them are classified as treasury shares in consolidation.

(d)	In November 2024, the Company transferred 18,386,675 treasury shares of the Company and issued 14,295,371 Class A shares to independent third parties at an aggregate consideration of US$262,800. In November 2024, the Company issued 13,333,333 Class A ordinary shares to TGE at the consideration of US$100,000 for the purpose of the acquisition of 1,680 non-voting redeemable ordinary shares of TGE.